Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 11,239,804,000	$ 10,808,499,000
Accumulated depreciation and amortization	(7,361,660,000)	(6,811,233,000)
Property, plant and equipment, net	3,878,144,000	3,997,266,000
(Gain) loss on asset disposals, net	30,841,000	19,741,000	10,952,000
U.S. Cellular
Property, Plant and Equipment [Line Items]
Land	36,266,000	33,947,000
Buildings	304,272,000	341,852,000
Leasehold and land improvements	1,197,520,000	1,188,720,000
Cell site equipment	3,306,575,000	3,100,916,000
Switching equipment	1,161,976,000	1,155,114,000
Office furniture and equipment	539,248,000	535,656,000
Other equipment	92,456,000	128,290,000
System development	962,698,000	631,184,000
Work in process	116,501,000	362,749,000
Property, plant and equipment	7,717,512,000	7,478,428,000
Accumulated depreciation and amortization	(4,860,992,000)	(4,455,840,000)
Property, plant and equipment, net	2,856,520,000	3,022,588,000
Depreciation and amortization expense	791,100,000	597,700,000	565,100,000
(Gain) loss on asset disposals, net	30,606,000	18,088,000	9,889,000
U.S. Cellular | Buildings
Property, Plant and Equipment [Line Items]
Useful life	20 years
U.S. Cellular | Leasehold and land improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
U.S. Cellular | Leasehold and land improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life	30 years
U.S. Cellular | Cell site equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	6 years
U.S. Cellular | Cell site equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	25 years
U.S. Cellular | Switching equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
U.S. Cellular | Switching equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	8 years
U.S. Cellular | Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
U.S. Cellular | Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
U.S. Cellular | Other operating assets and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
U.S. Cellular | Other operating assets and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	25 years
U.S. Cellular | System development | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
U.S. Cellular | System development | Maximum
Property, Plant and Equipment [Line Items]
Useful life	7 years
TDS Telecom
Property, Plant and Equipment [Line Items]
Land	12,794,000	9,004,000
Buildings	148,800,000	147,177,000
Cable and wire	1,523,123,000	1,445,270,000
Network electronic equipment	1,229,941,000	1,171,461,000
Office furniture and equipment	74,507,000	71,887,000
Other equipment	94,438,000	85,486,000
System development	230,416,000	196,185,000
Work in process	88,614,000	87,043,000
Property, plant and equipment	3,402,633,000	3,213,513,000
Accumulated depreciation and amortization	(2,417,999,000)	(2,279,325,000)
Property, plant and equipment, net	984,634,000	934,188,000
Depreciation and amortization expense	182,600,000	177,300,000	168,200,000
(Gain) loss on asset disposals, net	283,000	1,128,000	1,243,000
TDS Telecom | Buildings | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
TDS Telecom | Buildings | Maximum
Property, Plant and Equipment [Line Items]
Useful life	40 years
TDS Telecom | Cable and wire | Minimum
Property, Plant and Equipment [Line Items]
Useful life	15 years
TDS Telecom | Cable and wire | Maximum
Property, Plant and Equipment [Line Items]
Useful life	35 years
TDS Telecom | Network electronic equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
TDS Telecom | Network electronic equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	12 years
TDS Telecom | Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
TDS Telecom | Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
TDS Telecom | Other equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
TDS Telecom | Other equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	12 years
TDS Telecom | System development | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
TDS Telecom | System development | Maximum
Property, Plant and Equipment [Line Items]
Useful life	7 years
Corporate and Non-Reportable segment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	119,659,000	116,558,000
Accumulated depreciation and amortization	(82,669,000)	(76,068,000)
Property, plant and equipment, net	36,990,000	40,490,000
Depreciation and amortization expense	10,700,000	10,300,000	8,300,000
TDS Telecom Wireline
Property, Plant and Equipment [Line Items]
Depreciation as a percent of depreciable property	5.30%	5.60%	5.70%
(Gain) loss on asset disposals, net	$ 130,000	$ 1,020,000	$ 1,128,000